BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—95.8%
Communication Services—0.4%
Altice USA, Inc., Class A*(a)	12,013	$136,708
Consumer Discretionary—9.0%
American Axle & Manufacturing Holdings, Inc.*(a)	21,801	176,806
BJ's Restaurants, Inc.*	11,097	291,518
Century Communities, Inc.(a)	3,099	168,492
Dana, Inc.	17,678	292,748
Designer Brands, Inc., Class A(a)	21,988	341,474
Goodyear Tire & Rubber Co. (The)*	50,251	649,243
H&R Block, Inc.(a)	2,505	88,276
Latham Group, Inc.*	42,343	402,682
Monro Muffler Brake, Inc.(a)	3,535	167,630
Poshmark, Inc., Class A*	24,191	264,408
RealReal, Inc., (The)*	21,946	71,983
Universal Electronics, Inc.*	7,490	200,732
		3,115,992
Consumer Staples—2.1%
Dole PLC	16,379	167,721
Nomad Foods Ltd.*	9,222	192,463
Sovos Brands, Inc.*	14,476	204,401
Spectrum Brands Holdings, Inc.(a)	2,036	178,639
		743,224
Energy—12.2%
Chesapeake Energy Corp.	5,408	526,631
Delek US Holdings, Inc.*	11,654	339,831
Euronav NV*(a)	34,443	440,870
Green Plains, Inc.*(a)	13,127	427,678
Liberty Energy, Inc.*	23,488	382,150
Nabors Industries Ltd.*	1,196	199,457
National Energy Services Reunited Corp.*	25,759	192,162
NexTier Oilfield Solutions, Inc.*	40,060	436,654
Northern Oil and Gas, Inc.(a)	7,286	238,179
Scorpio Tankers, Inc.	9,968	329,442
SM Energy Co.	15,204	733,897
		4,246,951
Financials—18.8%
Ameris Bancorp	7,781	354,736
Axis Capital Holdings Ltd.	6,511	381,349
BankUnited, Inc.(a)	8,208	341,945
Blucora, Inc.*	24,465	432,786
Essent Group Ltd.	13,742	588,020
First Foundation, Inc.	22,237	501,444
First Interstate BancSystem, Inc., Class A	8,979	341,831
Hanover Insurance Group, Inc., (The)	1,460	214,036
HomeStreet, Inc.	6,264	252,502
Ladder Capital Corp.	18,879	218,241
National Bank Holdings Corp., Class A(a)	11,064	450,858
Popular, Inc.	8,550	698,621
Premier Financial Corp.	15,331	416,543
Sculptor Capital Management, Inc.	23,218	279,080
Triumph Bancorp, Inc.*	2,432	176,904
Washington Trust Bancorp, Inc.(a)	6,184	310,437
Webster Financial Corp.	11,987	588,442
		6,547,775
Health Care—3.7%
Innoviva, Inc.*	15,757	239,034
Lantheus Holdings, Inc.*	2,619	179,454
MEDNAX, Inc.*	9,539	184,293
Natus Medical, Inc.*	5,566	182,509
Pacira BioSciences, Inc.*	7,749	490,124
		1,275,414
Industrials—21.5%
ABM Industries, Inc.	5,762	278,593
AerCap Holdings NV*	1,766	87,311
Allison Transmission Holdings, Inc.	2,222	88,902
Altra Industrial Motion Corp.	16,579	650,063
Argan, Inc.	9,509	380,265
Astec Industries, Inc.	5,450	254,896
Beacon Roofing Supply, Inc.*(a)	2,424	148,858
BrightView Holdings, Inc.*	16,671	216,723
Hillman Solutions Corp.*	13,843	157,949
ICF International, Inc.	3,964	405,160
JetBlue Airways Corp.*(a)	11,376	122,178
KBR, Inc.(a)	12,555	624,737
Kirby Corp.*(a)	9,559	645,519
Knight-Swift Transportation Holdings, Inc., Class A(a)	9,694	471,516
Marten Transport Ltd.	10,092	177,215
Matthews International Corp., Class A	5,531	178,983
Maxar Technologies, Inc.	23,389	698,396
Spirit AeroSystems Holdings, Inc., Class A	13,209	415,027
Sun Country Airlines Holdings, Inc.*(a)	10,844	256,461
Tutor Perini Corp.*	35,225	357,181
Univar Solutions, Inc.*	28,486	875,090
		7,491,023
Information Technology—4.8%
Axcelis Technologies, Inc.*	1,993	123,686
Celestica, Inc.*	23,009	253,789
JFrog Ltd.*	4,270	79,636
Mirion Technologies, Inc.*	11,045	88,360
Momentive Global, Inc.*	7,147	87,050
NetScout Systems, Inc.*	1,176	40,372
Rambus, Inc.*	26,471	664,422
SMART Global Holdings, Inc.*	12,864	317,098
		1,654,413
Materials—11.7%
Allegheny Technologies, Inc.*(a)	5,608	154,220
Capstone Mining Corp.*	61,676	233,568
Carpenter Technology Corp.(a)	4,026	141,836
Chemours Co., (The)(a)	9,676	416,939
Commercial Metals Co.(a)	5,102	202,702
Constellium SE*	11,593	195,806
Livent Corp.*	7,287	231,654
Mosaic Co., (The)	2,719	170,345
O-I Glass, Inc.*	8,458	139,134
Perimeter Solutions SA*(a)	12,092	132,407
Piedmont Lithium, Inc.*	2,625	169,995
Schweitzer-Mauduit International, Inc.	8,420	228,350
Stelco Holdings, Inc.	5,031	156,119
Summit Materials, Inc., Class A*	4,240	115,794
Tronox Holdings PLC, Class A	32,465	584,695
Valvoline, Inc.	17,587	588,461
Warrior Met Coal, Inc.	5,959	200,342
		4,062,367
Real Estate—7.3%
Apple Hospitality REIT, Inc.(a)	47,271	789,898
Brixmor Property Group, Inc.	25,156	613,303
Compass, Inc., Class A*(a)	31,603	185,194
Getty Realty Corp.(a)	11,548	322,651
RMR Group, Inc., Class A, (The)	5,958	178,859
UMH Properties, Inc.	23,163	456,080
		2,545,985
Utilities—4.3%
ALLETE, Inc.	5,450	338,009
Avista Corp.(a)	4,717	204,906
Black Hills Corp.	2,429	186,207
Portland General Electric Co.(a)	3,095	152,429
South Jersey Industries, Inc.	11,402	397,360
Spire, Inc.	2,603	203,815
		1,482,726
TOTAL COMMON STOCKS
(Cost $28,065,801)		33,302,578

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—19.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%(b)	6,859,001	6,859,001
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $6,859,001)		6,859,001
SHORT-TERM INVESTMENTS—3.3%
U.S. Bank Money Market Deposit Account, 0.50%(b)	1,137,210	1,137,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,137,210)		1,137,210
TOTAL INVESTMENTS—118.8%
(Cost $36,062,012)		41,298,789
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.8)%		(6,534,085)
NET ASSETS—100.0%		$34,764,704

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $6,609,282.
(b)	The rate shown is as of May 31, 2022.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
WPG PARTNERS SMALL/MICRO CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The WPG Partners Small/Micro Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$136,708	$136,708	$-	$-	$-
Consumer Discretionary	3,115,992	3,115,992	-	-	-
Consumer Staples	743,224	743,224	-	-	-
Energy	4,246,951	4,246,951	-	-	-
Financials	6,547,775	6,547,775	-	-	-
Health Care	1,275,414	1,275,414	-	-	-
Industrials	7,491,023	7,491,023	-	-	-
Information Technology	1,654,413	1,654,413	-	-	-
Materials	4,062,367	4,062,367	-	-	-
Real Estate	2,545,985	2,545,985	-	-	-
Utilities	1,482,726	1,482,726	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	6,859,001	-	-	-	6,859,001
Short-Term Investments	1,137,210	1,137,210	-	-	-
Total Assets	$41,298,789	$34,439,788	$-	$-	$6,859,001

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.